Filed Pursuant to Rule 497

Registration File No. 333-214405

STIRA ALCENTRA GLOBAL CREDIT FUND

SUPPLEMENT NO. 1 DATED MAY 7, 2018

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED APRIL 30, 2018

This document supplements, and should be read in conjunction with, the Fund’s prospectus and statement of additional information, each dated April 30, 2018, relating to the Fund’s offering of up to $3,000,000,000 in Class A Shares, Class T Shares, Class D Shares, Class I Shares, and Class C Shares. Terms used and not otherwise defined in this Supplement No. 1 shall have the same meanings as set forth in the Fund’s prospectus. The purpose of this Supplement No. 1 is to disclose:

•	the status of the Fund’s offering;

•	updates to the Fund’s investment portfolio as of April 30, 2018; and

•	an update to the Fund’s management.

The Status of the Fund’s Offering

The Fund commenced its continuous initial public offering of up to $3,000,000,000 in Class T Shares on May 8, 2017. On November 7, 2017, the Fund received exemptive relief from the SEC to issue multiple classes of shares and to impose asset-based distribution and servicing fees and early withdrawal fees. The Fund is offering to the public on a continuous basis up to $3,000,000,000 in five classes of Shares: Class A Shares, Class T Shares, Class D Shares, Class I Shares, and Class C Shares. As of April 30, 2018, the Fund had received and accepted investors’ subscriptions for and issued 474,368 Class A Shares, 1,344,558 Class T Shares, 13,601 Class D Shares, 265,691 Class I Shares, and 98,635 Class C Shares in its public offering, resulting in gross offering proceeds of approximately $20.7 million.

Updates to the Fund’s investment portfolio as of April 30, 2018

The following supersedes and replaces the second paragraph and table in the “The Fund” section of the Fund’s prospectus on page 27.

As of April 30, 2018, the Fund had invested approximately $17.9 million in 81 portfolio companies. The weighted average yield of the investment portfolio based upon original cost, as of April 30, 2018, was 6.70% with an average duration of 1.2 years. The following table provides information regarding the Fund’s investment portfolio as of April 30, 2018:

	Issuer	Security Type	Interest Rate	Maturity	Industry	Principal Amount
1	ABG Intermediate Holdings	2nd Lien Sr. Secured Loan	L + 350	9/29/2025	Communications	$ 52,909

2	ABG Intermediate Holdings	2nd Lien Guaranteed Sr. Secured Loan	L + 775	9/27/2024	Communications	147,091

3	AgroFresh Inc	1st Lien Guaranteed Sr. Secured Loan	L + 475	7/31/2021	Materials	248,721

4	Air Methods Corp	1st Lien Sr. Secured Loan	L + 350	4/21/2024	Health Care	300,000

5	Albea Beauty Holdings SA	1st Lien Sr. Secured Loan	L + 375	4/20/2024	Materials	201,250

6	Albea Beauty Holdings SA	1st Lien Sr. Secured Loan	L + 400	4/22/2024	Materials	136,829

	Issuer	Security Type	Interest Rate	Maturity	Industry	Principal Amount
7	Albertsons Cos LLC	1st Lien Guaranteed Sr. Secured Loan	L + 300	12/21/2022	Consumer Staples	$ 398,747

8	Almonde Inc	2nd Lien Sr. Secured Loan	L + 725	6/13/2025	Technology	2,614

9	Asurion LLC	2nd Lien Sr. Secured Loan	L + 600	8/4/2025	Financials	450,000

10	Greenlight Acquisition Corp	1st Lien Guaranteed Sr. Secured Loan	L + 375	2/28/2025	Industrials	260,000

11	Bright Bidco BV	1st Lien Sr. Secured Loan	L + 350	6/30/2024	Technology	248,747

12	Capital Automotive LP	2nd Lien Guaranteed Sr. Secured Loan	L + 600	3/24/2025	Financials	300,000

13	Capri Acquisitions Bidco Ltd	1st Lien Sr. Secured Loan	L + 325	11/1/2024	Technology	300,000

14	CA Acquisition Holdings Inc	1st Lien Guaranteed Sr. Secured Loan	L + 475	11/3/2023	Technology	211,444

15	Constellis Holdings LLC	1st Lien Sr. Secured Loan	L + 500	4/21/2024	Consumer Discretionary	249,372

16	Capital Vision Services LLC	1st Lien Sr. Secured Loan	L + 300	2/6/2025	Health Care	350,000

17	Cyanco Intermediate Corp	1st Lien Guaranteed Sr. Secured Loan	L + 350	2/15/2025	Materials	188,000

18	DTZ US Borrower LLC	1st Lien Sr. Secured Loan	L + 325	11/4/2021	Financials	349,359

19	Employbridge LLC	1st Lien Sr. Secured Loan	L + 500	4/10/2025	Consumer Discretionary	87,832

20	Everi Holdings Inc	1st Lien Guaranteed Sr. Secured Loan	L + 350	5/9/2024	Technology	349,372

21	Mayfield Agency Borrower Inc	1st Lien Guaranteed Sr. Secured Loan	L + 450	1/30/2025	Financials	121,000

22	Mayfield Agency Borrower Inc	2nd Lien Guaranteed Sr. Secured Loan	L + 850	1/30/2026	Financials	150,000

23	Filtration Group Corp	1st Lien Guaranteed Sr. Secured Loan	L + 300	3/29/2025	Industrials	291,903

24	FleetPride Inc	1st Lien Sr. Secured Loan	L + 450	11/19/2022	Consumer Discretionary	220,264

25	Granite Acquisition Inc	2nd Lien Sr. Secured Loan	L + 725	12/19/2022	Energy	152,597

26	Hockey Intermediate Inc	1st Lien Guaranteed Sr. Secured Loan	L + 300	4/25/2025	Financials	300,000

27	Innovative XCessories & Services	1st Lien Sr. Secured Loan	L + 475	11/29/2022	Consumer Discretionary	243,500

28	Loparex International BV	1st Lien Guaranteed Sr. Secured Loan	L + 425	3/27/2025	Industrials	300,000

29	LSF9 Atlantis Holdings LLC	1st Lien Guaranteed Sr. Secured Loan	L + 600	5/1/2023	Financials	57,049

30	McAfee LLC	1st Lien Sr. Secured Loan	L + 450	9/30/2024	Technology	349,373

	Issuer	Security Type	Interest Rate	Maturity	Industry	Principal Amount
31	Meredith Corp	1st Lien Guaranteed Sr. Secured Loan	L + 300	1/31/2025	Communications	$ 341,500

32	Mitchell International Inc	2nd Lien Guaranteed Sr. Secured Loan	L + 725	11/20/2025	Technology	200,000

33	Mitchell International Inc	1st Lien Guaranteed Sr. Secured Loan	L + 325	11/29/2024	Technology	3,731

34	Mitchell International Inc	1st Lien Guaranteed Sr. Secured Loan	L + 325	11/29/2024	Technology	46,269

35	Murray Energy Holdings Co	1st Lien Guaranteed Sr. Secured Loan	L + 725	4/16/2020	Energy	48,003

36	OCI USA Inc	1st Lien Guaranteed Sr. Secured Loan	L + 425	2/14/2025	Materials	245,000

37	West Corp	1st Lien Guaranteed Sr. Secured Loan	L + 400	10/10/2024	Communications	249,375

38	Romulus Merger Sub LLC	2nd Lien Sr. Secured Loan	L + 625	2/13/2026	Health Care	251,000

39	Romulus Merger Sub LLC	1st Lien Sr. Secured Loan	L + 275	2/14/2025	Health Care	68,000

40	Romulus Merger Sub LLC	2nd Lien Sr. Secured Loan	L + 625	2/14/2025	Health Care	20,000

41	PharMerica Corp	1st Lien Sr. Secured Loan	L + 350	12/6/2024	Health Care	100,000

42	PharMerica Corp	2nd Lien Sr. Secured Loan	L + 775	12/7/2025	Health Care	200,000

43	Pike Corp	1st Lien Guaranteed Sr. Secured Loan	L + 350	3/23/2025	Industrials	256,720

44	Pisces Midco Inc	1st Lien Sr. Secured Loan	L + 375	4/12/2025	Industrials	351,298

45	Trident LS Merger Sub Corp	1st Lien Sr. Secured Loan	L + 325	4/17/2025	Financials	149,451

46	Red Ventures LLC	1st Lien Sr. Secured Loan	L + 400	11/8/2024	Communications	348,750

47	Riverbed Holdings Inc	1st Lien Guaranteed Sr. Secured Loan	L + 325	4/24/2022	Technology	291,550

48	Sedgwick Claims Management Services	2nd Lien Guaranteed Sr. Secured Loan	L + 575	2/28/2022	Financials	135,000

49	Sedgwick Claims Management Services	2nd Lien Guaranteed Sr. Secured Loan	L + 575	2/28/2022	Financials	250,000

50	Staples Inc	1st Lien Sr. Secured Loan	L + 400	9/12/2024	Consumer Discretionary	249,375

51	Team Health Holdings Inc	1st Lien Guaranteed Sr. Secured Loan	L + 275	2/6/2024	Health Care	399,370

52	Titan Acquisition Ltd	1st Lien Sr. Secured Loan	L + 300	3/28/2025	Industrials	315,000

53	USS Holdings Inc	1st Lien Guaranteed Sr. Secured Loan	L + 400	3/4/2025	Materials	250,000

	Issuer	Security Type	Interest Rate	Maturity	Industry	Principal Amount
54	USI Inc	1st Lien Guaranteed Sr. Secured Loan	L + 300	5/16/2024	Financials	$ 32,051

55	Valeant Pharmaceuticals International	1st Lien Guaranteed Sr. Secured Loan	L + 350	4/1/2022	Health Care	150,000

56	Weight Watchers International	1st Lien Guaranteed Sr. Secured Loan	L + 475	11/29/2024	Consumer Discretionary	246,875

57	West Corp	1st Lien Guaranteed Sr. Secured Loan	L + 400	10/10/2024	Communications	100,000

58	William Morris Endeavor	2nd Lien Sr. Secured Loan	L + 725	5/6/2022	Consumer Discretionary	250,000

59	Altice International SARL	Sr. Unsecured Bond	7.625	2/15/2025	Communications	225,000

60	ARD Finance SA	Sr. Unsecured Bond	7.125	9/15/2023	Materials	200,000

61	AssuredPartners Inc	Sr. Unsecured Bond	7.000	8/15/2025	Financials	200,000

62	Bombardier Inc	Sr. Unsecured Bond	7.500	3/15/2025	Industrials	150,000

63	Brand Industrial Services Inc	Sr. Unsecured Bond	8.500	7/15/2025	Industrials	150,000

64	BWAY Holding Co	Sr. Unsecured Bond	7.250	4/15/2025	Materials	275,000

65	Calpine Corp	Sr. Unsecured Bond	5.750	1/15/2025	Utilities	145,000

66	Cincinnati Bell Inc	Sr. Unsecured Bond	7.000	7/15/2024	Communications	150,000

67	Consolidated Energy Ltd	Sr. Unsecured Bond	6.875	6/15/2025	Materials	100,000

68	Covanta Holding Corp	Sr. Unsecured Bond	5.875	7/1/2025	Industrials	125,000

69	CVR Partners LP	Sr. Unsecured Bond	9.250	6/15/2023	Materials	200,000

70	Digicel Ltd	Sr. Unsecured Bond	6.750	3/1/2023	Communications	200,000

71	Enviva Partners LP	Sr. Unsecured Bond	8.500	11/1/2021	Energy	100,000

72	First Quantum Minerals Ltd	Sr. Unsecured Bond	7.250	4/1/2023	Materials	200,000

73	Genesis Energy LP	Sr. Unsecured Bond	6.500	10/1/2025	Energy	300,000

74	Genesys Telecommunications Lab	Sr. Unsecured Bond	10.000	11/30/2024	Technology	125,000

75	Hillman Cos Inc/The	Sr. Unsecured Bond	6.375	7/15/2022	Industrials	100,000

76	Kronos Acquisition Holdings In	Sr. Unsecured Bond	9.000	8/15/2023	Consumer Staples	100,000

77	NRG Energy Inc	Sr. Unsecured Bond	7.250	5/15/2026	Utilities	225,000

78	NVA Holdings Inc/United States	Sr. Unsecured Bond	6.875	4/1/2026	Health Care	165,000

79	Oasis Petroleum Inc	Sr. Unsecured Bond	6.875	3/15/2022	Energy	100,000

80	Platform Specialty Products Co	Sr. Unsecured Bond	5.875	12/1/2025	Materials	150,000

81	Polaris Intermediate Corp	Sr. Unsecured Bond	8.500	12/1/2022	Health Care	150,000

82	Radiate Holdco LLC	Sr. Unsecured Bond	6.625	2/15/2025	Communications	150,000

83	Sanchez Energy Corp	Sr. Unsecured Bond	6.125	1/15/2023	Energy	130,000

84	Scientific Games Corp	Sr. Unsecured Bond	6.625	5/15/2021	Consumer Discretionary	100,000

85	SemGroup Corp	Sr. Unsecured Bond	6.375	3/15/2025	Energy	100,000

86	Sprint Corp	Sr. Unsecured Bond	7.250	9/15/2021	Communications	300,000

87	Tenet Healthcare Corp	Sr. Unsecured Bond	6.750	6/15/2023	Health Care	200,000

88	Unit Corp	Sr. Unsecured Bond	6.625	5/15/2021	Energy	145,000

	Issuer	Security Type	Interest Rate	Maturity	Industry	Principal Amount
89	Valeant Pharmaceuticals Intern	Sr. Unsecured Bond	5.875	5/15/2023	Health Care	$ 175,000

90	Whiting Petroleum Corp	Sr. Unsecured Bond	5.750	3/15/2021	Energy	140,000
						$ 17,841,292

Update to the Fund’s Management

On May 1, 2018, T. Ulrich Brechbühl resigned as a trustee of the Fund’s Board of Trustees in order to accept his appointment as Counselor to the Office of the U.S. Secretary of State.

In connection with the resignation of Mr. Brechbühl, all references to Mr. Brechbühl under the “Management of the Fund” section of the Fund’s statement of additional information beginning on page B-16 are removed.